Share capital (Tables)	3 Months Ended
Apr. 30, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Detailed disclosure about share capital, options exercised	During the three months ended April 30, 2018 the following exercises of share options took place:

Date	Number of options exercised
March 16, 2018	4,216
April 18, 2018	38,850
April 23, 2018	48,981
92,047